Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED TOTAL RETURN GOVERNMENT BOND FUND
Prospectus Date	rr_ProspectusDate	Apr. 30, 2016
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2016